Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (13,849,433)	$ (6,339,214)
Adjustments for:
Depreciation and Amortization of fixed and intangible assets	2,619,001	2,697,378
Stock-based compensation		252,095
Provision for and write off of withholding tax receivable	561,277	263,340
Provision for expected credit loss on trade and other receivables	869,519
Provision for obsolete inventories	3,090,282
Impairment loss on fixed assets	1,591,766
Impairment on goodwill	1,263,040
Finance costs	584,897	506,818
Loss from fixed assets disposal	41,965	24,530
Changes in operating assets and liabilities:
Decrease (Increase) in trade and other receivables	157,279	(205,716)
Increase in other assets	(719,595)	(968,103)
Decrease (Increase) in inventories	296,824	(5,521,429)
Decrease (Increase) in amounts due from/to related parties	639,807	(6,111,443)
Decrease (Increase) in deferred tax assets	874,431	(325,083)
Increase in Trade and other payables and other current liabilities	1,285,317	1,265,752
(Decrease) Increase in withholding tax receivable	(374,013)	663,095
Increase (Decrease) in provision for employee benefits	20,774	(29,812)
Net cash used in operating activities	(1,046,862)	(13,827,792)
Cash flows from investing activities
Acquisition of property, plant and equipment	(829,231)	(2,309,334)
Proceeds from sale of property, plant and equipment		4,120
Acquisition of intangible assets	(217,077)	(3,082,880)
Acquisition of subsidiaries, net of cash acquired		(1,793,614)
Deposits paid for business acquisitions		(2,160,000)
Net cash used in investing activities	(1,046,308)	(9,341,708)
Cash flows from financing activities
Proceeds from issue of shares	20,867,386	18,275,728
Proceeds from exercise of warrants	506,693	1,423,690
Cash paid for the cancellation of fractional shares	(49,664)
Proceeds from borrowings	1,756,738
Repayment of borrowings	(1,937,096)	(840,762)
Payment of lease liabilities	(1,267,979)	(1,483,203)
Net cash generated from financing activities	19,876,078	17,375,453
Net decrease in cash and cash equivalents, and restricted cash	17,782,908	(5,794,047)
Effect of movements in exchange rates on cash	16,840	(519,523)
Cash and cash equivalents, and restricted cash at January 1,	8,230,644	15,853,811
Cash and cash equivalents, and restricted cash at June 30,	26,030,392	9,540,241
Non-cash investing and financing activities
Equity portion of purchase consideration paid for acquisition of subsidiaries		4,579,879
Equity portion of purchase consideration paid for acquisition of assets (Note 19)	$ 1,848,000